Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	124.79	137.64
Average
Financial risk management and financial instruments
Dated Brent Crude price	87.34	92.06
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	71.70	66.17